Income Taxes - Summary of Reconciliation of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before taxes	₨ 115,415	$ 1,667	₨ 102,474	₨ 110,356
Enacted income tax rate in India	34.94%	34.94%	34.61%	34.61%
Computed expected tax expense	₨ 40,326		₨ 35,466	₨ 38,194
Income exempt from tax	(18,469)		(12,878)	(12,684)
Basis differences that will reverse during a tax holiday period	(796)		167	(274)
Income taxed at higher/ (lower) rates	(1,002)		(111)	(1,105)
Reversal of deferred tax for past years due to rate reduction *			(1,563)
Taxes related to prior years	(2,267)		(380)	(593)
Changes in unrecognized deferred tax assets	3,972		239	40
Expenses disallowed for tax purpose	3,503		1,431	1,787
Others, net	(25)		19	(152)
Income tax expense	₨ 25,242	$ 365	₨ 22,390	₨ 25,213
Effective income tax rate	21.87%	21.87%	21.85%	22.85%